LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Schedule Of Components of Lease Expense

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Operating and short-term lease expense	24,567	31,966

Finance lease expense	300	300

Schedule Of Supplemental Cash Flow Information

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	19,615	25,583
Operating cash flows from finance lease	—	—

Schedule Of Lease Terms And Discount Rates

As of
	June 30, 2021	December 31, 2020
Unaudited
Weighted-average Remaining Lease Term
Operating leases	7.23 Years	7.41 Years
Finance lease	9.18 Years	9.67 Years
Weighted-average Discount Rate
Operating leases	4.50%	4.51%

Schedule of Maturities of Lease Liabilities

Amount
RMB
Unaudited
2021 (remaining)	29,900
2022	45,240
2023	43,487
2024	42,916
2025	42,501
Thereafter	110,113
Total lease payments	314,157
Less: interest	(57,082)
Total	257,075
Less: current portion	(49,198)
Non-current portion	207,877